Provisions and Other Contingencies - Summary of Movement in the Provision for Post Sales Client Support (Details) $ in Millions	12 Months Ended
Mar. 31, 2023 USD ($)
Disclosure of other provisions [abstract]
Balance at the beginning	$ 123
Translation differences	(6)
Impact on adoption of amendment to IAS 37	2
Provision recognized / (reversed)	57
Provision utilized	(17)
Balance at the end	$ 159